Organization and Business Description (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 11, 2019	Feb. 11, 2019	Jan. 15, 2019	Nov. 06, 2018	Feb. 27, 2018	Nov. 28, 2018	Dec. 31, 2017	Dec. 28, 2017	Mar. 31, 2019	Dec. 31, 2018
Shares issued to resolve legal claim, shares							4,750,000
Shares issued in acquisition, value									$ 410,802
Shares issued in acquisition, shares			8,100,000
Merger description					Pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Emerald Plants Health Source, Inc. ("Emerald"), all of Emerald's outstanding debt to shareholders was forgiven, and Emerald became the wholly owned subsidiary of the Company in a reverse merger (the "Merger"). Pursuant to the Merger, all of the issued and outstanding shares of Emerald common stock were converted, at an exchange ratio of 200,000-for-1, into an aggregate of 20,000,000 shares of the Company's common stock, resulting in Emerald becoming a wholly owned subsidiary of the Company.
Shares issued, value
Shares issued, shares	736,036	25,000				4,673,700
Merritt Valley Cannabis Company [Member] | Share Exchange Agreement [Member]
Shares to be issued, acquisitions				8,100,000
Stock price per share				$ 0.001
Emerald Plants Health Source, Inc. [Member]
Shares issued in acquisition, shares					20,000,000
EPHS, Inc. [Member]
Percentage of ownership								62.00%
Shares issued, value								$ 110,000
Shares issued, shares								75,000,000